Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
North Star Micro Cap Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
North Star Micro Cap Fund | Morningstar US Small Value TR USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.84%	11.59%	9.26%
North Star Micro Cap Fund | North Star Micro Cap Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(0.95%)	3.70%	8.39%
North Star Micro Cap Fund | North Star Micro Cap Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.89%)	3.15%	7.74%
North Star Micro Cap Fund | North Star Micro Cap Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.05%)	2.83%	6.71%
North Star Dividend Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
North Star Dividend Fund | Morningstar US Small Value TR USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.84%	11.59%	9.26%
North Star Dividend Fund | North Star Dividend Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(1.30%)	4.41%	6.06%
North Star Dividend Fund | North Star Dividend Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.10%)	3.35%	5.02%
North Star Dividend Fund | North Star Dividend Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.21%)	3.32%	4.65%
North Star Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
North Star Opportunity Fund | S&P Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.75%	9.31%	9.97%
North Star Opportunity Fund | S&P 500 Target Risk Balanced Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.59%	7.05%	8.14%
North Star Opportunity Fund | North Star Opportunity Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]	5.85%	4.16%	7.65%
Performance Inception Date		Dec. 15, 2011
North Star Opportunity Fund | North Star Opportunity Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		12.60%	5.68%	8.55%
North Star Opportunity Fund | North Star Opportunity Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.96%	4.69%	7.66%
North Star Opportunity Fund | North Star Opportunity Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	4.31%	6.74%
North Star Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
North Star Bond Fund | Bloomberg Barclays Ba/B U.S. High Yield Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	4.12%	6.17%
North Star Bond Fund | North Star Bond Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		4.08%	2.06%	2.69%
North Star Bond Fund | North Star Bond Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.35%	0.71%	1.36%
North Star Bond Fund | North Star Bond Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.39%	1.03%	1.53%
North Star Small Cap Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
North Star Small Cap Value Fund | Morningstar US Small Value TR USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.84%	11.59%	9.26%
North Star Small Cap Value Fund | North Star Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]	14.14%	11.99%	0.00%
Performance Inception Date		Dec. 31, 2018
North Star Small Cap Value Fund | North Star Small Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		13.89%	11.76%	9.44%
North Star Small Cap Value Fund | North Star Small Cap Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.72%	7.04%	6.51%
North Star Small Cap Value Fund | North Star Small Cap Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.48%	8.17%	6.92%

[1]	Class A shares commenced operations on December 15, 2011.
[2]	Institutional Class shares commenced operations on December 31, 2018.